LEASES - Unsecured residual value (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) contract	Dec. 31, 2024 COP ($)
LEASES
Unsecured residual value	$ 129,883	$ 96,849
Number of new contracts | contract	3
Technological equipment
LEASES
Unsecured residual value	$ 60,426	58,357
Buildings
LEASES
Unsecured residual value	48,352	0
Vehicles
LEASES
Unsecured residual value	8,825	15,966
Machinery and equipment
LEASES
Unsecured residual value	12,269	20,650
Furniture and fixtures
LEASES
Unsecured residual value	11	14
Other assets
LEASES
Unsecured residual value	$ 0	$ 1,862